CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) R$ in Thousands	6 Months Ended
Jun. 30, 2019 BRL (R$)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Amortization of inventories setup	R$ 2,178,903